Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	$ 71,049	$ 72,408	$ 140,575	$ 146,309	$ 300,579	$ 296,083	$ 299,639
Direct advertising expenses [Member]
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	66,946	69,999	132,538	138,225	283,280	277,662	283,720
General and administrative expenses [Member]
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	1,080	894	2,101	1,770	4,684	4,137	4,224
Corporate expenses [Member]
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	$ 3,023	$ 1,515	$ 5,936	$ 6,314	$ 12,615	$ 14,284	$ 11,695